PARENT COMPANY FINANCIALS.	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY FINANCIALS.
11.	PARENT COMPANY FINANCIALS.

Restricted Net Assets – At September 30, 2019, the Company had approximately $184,763,000 of net assets at its subsidiaries that were not available to be transferred to Pacific Ethanol in the form of dividends, distributions, loans or advances due to restrictions contained in the credit facilities of these subsidiaries.

Parent company financial statements for the periods covered in this prospectus are set forth below (in thousands):

	September 30, 2019	December 31, 2018
Current Assets:
Cash and cash equivalents	$5,658	$6,759
Receivables from subsidiaries	12,270	17,156
Other current assets	1,183	1,659
Total current assets	19,111	25,574

Property and equipment, net	308	522
Other Assets:
Investments in subsidiaries	249,641	286,666
Pacific Ethanol West plant receivable	55,750	58,766
Right of use operating lease assets, net	3,318	—
Other assets	1,529	1,437
Total other assets	310,238	346,869
Total Assets	$329,657	$372,965
Current Liabilities:
Accounts payable and accrued liabilities	$2,437	$2,469
Accrued PE Op Co. purchase	3,829	3,829
Current portion of long-term debt	62,866	66,255
Other current liabilities	587	385
Total current liabilities	69,719	72,938

Operating leases, net of current portion	3,108	—
Deferred tax liabilities	251	251
Other liabilities	—	9
Total Liabilities	73,078	73,198
Stockholders' Equity:
Preferred stock	1	1
Common and non-voting common stock	50	46
Additional paid-in capital	937,795	932,179
Accumulated other comprehensive loss	(2,459)	(2,459)
Accumulated deficit	(678,808)	(630,000)
Total Pacific Ethanol, Inc. stockholders' equity	256,579	299,767
Total Liabilities and Stockholders' Equity	$329,657	$372,965

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Management fees from subsidiaries	$3,330	$3,330	$9,660	$9,738
Selling, general and administrative expenses	3,827	3,181	11,374	13,069
Income (loss) from operations	(497)	149	(1,714)	(3,331)
Interest income	1,145	1,185	3,486	3,518
Interest expense	(2,276)	(2,171)	(7,039)	(6,458)
Other expense	(4)	(4)	(86)	—
Loss before benefit for income taxes	(1,632)	(841)	(5,353)	(6,271)
Benefit for income taxes	—	—	—	563
Loss before benefit for income taxes	(1,632)	(841)	(5,353)	(5,708)
Equity in losses of subsidiaries	(25,694)	(6,673)	(42,509)	(22,555)
Consolidated net loss	$(27,326)	$(7,514)	$(47,862)	$(28,263)

	For the Nine Months Ended September 30,
	2019	2018
Operating Activities:
Net loss	$(47,862)	$(28,263)
Adjustments to reconcile net loss to cash used in operating activities:
Equity in losses of subsidiaries	42,509	22,555
Depreciation	227	481
Deferred income taxes	—	563
Amortization of debt discounts	539	357
Changes in operating assets and liabilities:
Accounts receivables	(114)	(5,062)
Other assets	173	2,489
Accounts payable and accrued expenses	1,950	5
Accounts payable with subsidiaries	(502)	(622)
Net cash used in operating activities	$(3,080)	$(7,497)
Investing Activities:
Dividend from subsidiaries	$—	$10,000
Contributions to subsidiaries	—	(5,000)
Additions to property and equipment	(13)	(6)
Net cash provided by (used in) investing activities	$(13)	$4,994
Financing Activities:
Proceeds from issuances of common stock	$3,670	$—
Proceeds from Pacific Ethanol West	3,016	—
Payments on senior notes	(3,748)	—
Preferred stock dividend payments	(946)	(946)
Net cash provided by (used in) financing activities	$1,992	$(946)
Net decrease in cash and cash equivalents	(1,101)	(3,449)
Cash and cash equivalents at beginning of period	6,759	5,314
Cash and cash equivalents at end of period	$5,658	$1,865

16.	PARENT COMPANY FINANCIALS.

Restricted Net Assets – At December 31, 2018, the Company had approximately $190,200,000 of net assets at its subsidiaries that were not available to be transferred to Pacific Ethanol in the form of dividends, distributions, loans or advances due to restrictions contained in the credit facilities of these subsidiaries.

Parent company financial statements for the periods covered in this report are set forth below.

	December 31,
	2018	2017
ASSETS
Current Assets:
Cash and cash equivalents	$6,759	$5,314
Receivables from subsidiaries	17,156	3,138
Other current assets	1,659	1,631
Total current assets	25,574	10,083

Property and equipment, net	522	1,071

Other Assets:
Investments in subsidiaries	286,666	359,680
Pacific Ethanol West plant receivable	58,766	58,766
Other assets	1,437	1,565
Total other assets	346,869	420,011
Total Assets	$372,965	$431,165

Current Liabilities:
Accounts payable and accrued liabilities	$2,469	$2,218
Payable to subsidiaries	—	625
Accrued PE Op Co. purchase	3,829	3,828
Current portion of long-term debt	66,255	—
Other current liabilities	385	245
Total current liabilities	72,938	6,916

Long-term debt, net	—	67,530
Deferred tax liabilities	251	224
Other liabilities	9	56
Total Liabilities	73,198	74,726

Stockholders' Equity:
Preferred stock	1	1
Common and non-voting common stock	46	44
Additional paid-in capital	932,179	927,090
Accumulated other comprehensive loss	(2,459)	(2,234)
Accumulated deficit	(630,000)	(568,462)
Total Pacific Ethanol, Inc. stockholders' equity	299,767	356,439
Total Liabilities and Stockholders' Equity	$372,965	$431,165

	Years Ended December 31,
	2018	2017	2016
Management fees from subsidiaries	$12,408	$11,904	$12,968
Selling, general and administrative expenses	16,795	18,185	14,491
Loss from operations	(4,387)	(6,281)	(1,523)
Fair value adjustments	—	473	(557)
Interest income	4,703	4,793	5,964
Interest expense	(8,678)	(5,829)	(240)
Other income (expense), net	(74)	(95)	1,931
Income (loss) before provision (benefit) for income taxes	(8,436)	(6,939)	5,575
Provision (benefit) for income taxes	(562)	(321)	(981)
Income (loss) before equity in earnings of subsidiaries	(7,874)	(6,618)	6,556
Equity in losses of subsidiaries	(52,399)	(28,346)	(5,137)
Consolidated net income (loss)	$(60,273)	$(34,964)	$1,419

	For the Years Ended December 31,
	2018	2017	2016
Operating Activities:
Net income (loss)	$(60,273)	$(34,964)	$1,419
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Equity in losses of subsidiaries	52,399	28,346	5,137
Dividends from subsidiaries	25,000	3,500	—
Depreciation	567	830	727
Fair value adjustments	—	(473)	557
Deferred income taxes	27	169	(1,122)
Amortization of debt discounts	720	636	10
Changes in operating assets and liabilities:
Accounts receivables	(9,018)	4,065	7,302
Other assets	100	4,356	4,647
Accounts payable and accrued expenses	740	3,859	(3,741)
Accounts payable with subsidiaries	2,409	(943)	(9,385)
Net cash provided by operating activities	$12,671	$9,381	$5,551
Investing Activities:
Additions to property and equipment	$(18)	$(468)	$(465)
Investments in subsidiaries	(10,000)	(28,126)	(50,886)
Purchase of PE OP Co. debt	—	—	(17,003)
Net cash used in investing activities	$(10,018)	$(28,594)	$(68,354)
Financing Activities:
Proceeds from issuances of senior notes	$—	$13,530	$53,350
Proceeds from issuance of common stock	2,057	—	—
Proceeds from warrant stock option exercises	—	1,202	1,164
Payments on senior notes	(2,000)	—	—
Preferred stock dividend payments	(1,265)	(1,265)	(1,269)
Net cash provided by (used in) financing activities	$(1,208)	$13,467	$53,245
Net increase (decrease) in cash and cash equivalents	1,445	(5,746)	(9,558)
Cash and cash equivalents at beginning of period	5,314	11,060	20,618
Cash and cash equivalents at end of period	$6,759	$5,314	$11,060